Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table ("SCT") Total for PEO 1(1)	SCT Total for PEO 2(1)	SCT Total for PEO 3(1)	Compensation Actually Paid to PEO 1(2)(3)	Compensation Actually Paid to PEO 2(3)(4)	Compensation Actually Paid to PEO 3(3)(5)	Average SCT Total for Non-PEO NEOs(6)	Average Compensation Actually Paid to Non-PEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Adjusted Operating Income (in thousands)(9)
									Total Shareholder Return ("TSR")	Peer Group TSR(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2022	—	$23,016,375	$23,921,211	—	$(17,274,848)	$9,915,322	$11,178,780	$(3,540,359)	$51	$132	$359,919	$1,128,736
2021	—	$25,397,675	—	—	$13,576,838	—	$11,085,711	$7,416,614	$161	$201	$276,554	$1,068,456
2020	$132,951	$13,705,132	—	$30,907,303	$43,934,291	—	$4,397,081	$14,883,063	$184	$147	$221,609	$896,779

Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amount reported in column (e) represents the CAP for Ms. Ginsberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Ms. Ginsberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Ginsberg's total compensation for the applicable year to determine CAP:

Year	Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2020	$132,951	—	$30,774,352	$30,907,303
(a)    The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the SCT for the applicable year.
(b)    The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	—	$22,876,120	—	$7,898,232	—	—	$30,774,352
(3)    All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant and in accordance with the principles in FASB ASC Topic 718, Compensation – Stock Compensation. The fair value of Match Group PSU awards is reflected based upon the probable outcome of the performance conditions associated with such PSU awards as of the valuation date. Consistent with the Company’s policy for determining taxable compensation upon the vesting of RSUs, the value on vesting of RSUs is calculated by multiplying the number of shares acquired on vesting by the closing market price of the Company’s common stock on the last market date immediately preceding the vesting date.
(4)    The dollar amounts reported in column (f) represents the CAP for Ms. Dubey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dubey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Dubey's total compensation for each applicable year to determine CAP:

Year	Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2022	$23,016,375	$(18,771,038)	$(21,520,185)	$(17,274,848)
2021	$25,397,675	$(21,137,675)	$9,316,838	$13,576,838
2020	$13,705,132	$(9,465,624)	$39,694,783	$43,934,291
(a)    The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the SCT for each applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	—	$(12,195,292)	—	$(9,324,893)	—	—	$(21,520,185)
2021	$12,900,791	$(4,841,102)	—	$1,257,149	—	—	$9,316,838
2020	$19,287,157	$20,585,739	—	$(178,113)	—	—	$39,694,783
(5)    The dollar amount reported in column (g) represents the CAP for Mr. Kim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Kim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kim's total compensation for the applicable year to determine CAP:

Year	Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2022	$23,921,211	$(21,307,365)	$7,301,476	$9,915,322
(a)    The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the SCT for the applicable year.
(b)    The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$7,301,476	—	—	—	—	—	$7,301,476
(6)    The dollar amounts reported in column (h) are the averages of the amounts of total compensation reported for the Company’s NEOs as a group, excluding any PEOs serving during each year (the "Non-PEO NEOs"), in the “Total” column of the SCT for each corresponding year. The Non-PEO NEOs included in each year for purposes of calculating the average amounts are Gary Swidler, Jared F. Sine and Philip Eigenmann.

Non-PEO NEO Average Total Compensation Amount	$ 11,178,780	$ 11,085,711	$ 4,397,081
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (i) represent the average CAP of the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine CAP:

Year	Average Reported SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs*
2022	$11,178,780	$(9,767,114)	$(4,952,026)	$(3,540,360)
2021	$11,085,711	$(9,537,378)	$5,868,281	$7,416,614
2020	$4,397,081	$(2,959,512)	$13,445,495	$14,883,063
*    Amounts may not total due to rounding
(a)    The average reported value of equity awards represents the average grant date fair value of equity awards granted to the Non-PEO NEOs as reported in the “Stock Awards” column of the SCT for each applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments*
2022	$1,899,557	$(5,156,099)	$679,496	$(2,374,980)	—	—	$(4,952,026)
2021	$6,274,565	$(1,118,609)	—	$712,325	—	—	$5,868,281
2020	$6,023,107	$6,934,928	—	$487,460	—	—	$13,445,495
*    Amounts may not total due to rounding

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR
As shown in the graph below, the CAP of our PEOs serving during each year and the average CAP of the Company’s Non-PEO NEOs are aligned with the Company’s cumulative TSR over the three years presented in the Pay versus Performance table. The alignment of CAP with the Company’s cumulative TSR over the period presented is largely because a significant portion of the CAP of our NEOs is comprised of equity awards, including, in 2021 and 2022, PSUs that pay out based on the Company's TSR relative to Nasdaq-100 index companies. The CAP of our PEOs serving during 2020 as shown in each of the following graphs is reflective of the significant increase in the Company's stock price from the end of 2019 to the end of 2020, which is also reflected by the value as of the end of 2020 of a $100 investment in the Company's stock at the end of 2019, which was $184 as shown in the following graph.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
As shown in the graph below, the Company’s net income has steadily increased while the CAP of our PEOs serving during each year and the average CAP of the Company’s Non-PEO NEOs have steadily decreased. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Adjusted Operating Income
As shown in the graph below, the Company’s Adjusted Operating Income has steadily increased while the CAP of our PEOs serving during each year and the average CAP of the Company’s Non-PEO NEOs have steadily decreased. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price.

Total Shareholder Return Vs Peer Group [Text Block]	Company TSR and Peer Group TSR
Peer Group Total Shareholder Return Amount	$ 51	161	184
Net Income (Loss)	$ 359,919,000	$ 276,554,000	$ 221,609,000
Company Selected Measure Amount	1,128,736,000	1,068,456,000	896,779,000
Adjustment to Compensation Amount	$ (4,952,026)
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in columns (b), (c) and (d) are the amounts of total compensation reported for each PEO for each corresponding year in the "Total" column of the SCT.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-year relative TSR percentile ranking among Nasdaq-100 index composite companies
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,868,281	$ 13,445,495
Average Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,899,557	6,274,565	6,023,107
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,156,099)	(1,118,609)	6,934,928
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,496	0	0
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,374,980)	712,325	487,460
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Amanda Ginsberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	132,951
PEO Actually Paid Compensation Amount	0	0	30,907,303
Non-PEO NEO Average Total Compensation Amount	(9,767,114)	(9,537,378)	(2,959,512)
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,540,360)	7,416,614	14,883,063
Adjustment to Compensation Amount			30,774,352
PEO Name	Amanda Ginsberg
Amanda Ginsberg [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Amanda Ginsberg [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			30,774,352
Amanda Ginsberg [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Amanda Ginsberg [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,876,120
Amanda Ginsberg [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Amanda Ginsberg [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,898,232
Amanda Ginsberg [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Amanda Ginsberg [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Amanda Ginsberg [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,952,026)	5,868,281	13,445,495
Sharmistha Dubey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	23,016,375	25,397,675	13,705,132
PEO Actually Paid Compensation Amount	(17,274,848)	13,576,838	43,934,291
Adjustment to Compensation Amount	$ (21,520,185)	9,316,838	39,694,783
PEO Name	Sharmistha Dubey
Sharmistha Dubey [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,771,038)	(21,137,675)	(9,465,624)
Sharmistha Dubey [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,520,185)	9,316,838	39,694,783
Sharmistha Dubey [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	12,900,791	19,287,157
Sharmistha Dubey [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,195,292)	(4,841,102)	20,585,739
Sharmistha Dubey [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Sharmistha Dubey [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,324,893)	1,257,149	(178,113)
Sharmistha Dubey [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Sharmistha Dubey [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Bernard Kim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	23,921,211	0	0
PEO Actually Paid Compensation Amount	9,915,322	0	0
Adjustment to Compensation Amount	$ 7,301,476
PEO Name	Bernard Kim
Bernard Kim [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,307,365)
Bernard Kim [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,301,476
Bernard Kim [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,301,476
Bernard Kim [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Bernard Kim [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Bernard Kim [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Bernard Kim [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Bernard Kim [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Peer Group [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	(3,540,359)	7,416,614	14,883,063
Peer Group Total Shareholder Return Amount	$ 132	$ 201	$ 147